Nuveen New Jersey Quality Municipal Income
Fund
Portfolio of Investments May 31, 2023
(Unaudited)
NXJ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 158.6% (100.0% of Total Investments)
X 885,687,716 MUNICIPAL BONDS - 158.6%  (100.0% of Total Investments)
X 885,687,716
Consumer Discretionary - 0.5% (0.3% of Total Investments)
Middlesex County Improvement Authority, New Jersey,
Senior Revenue Bonds, Heldrich Center Hotel/Conference
Center Project, Series 2005A:
$ 2,460 5.000%, 1/01/32 (4) 7/23 at 100.00 Caa3 $ 1,633,710
1,485 5.125%, 1/01/37 (4) 7/23 at 100.00 Caa3 976,759
Total Consumer Discretionary 2,610,469
Consumer Staples - 5.4% (3.4% of Total Investments)
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
8,525 4.000%, 6/01/37 6/28 at 100.00 A- 8,526,023
13,045 5.000%, 6/01/46 6/28 at 100.00 BBB+ 13,370,995
8,250 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB- 8,289,765
Total Consumer Staples 30,186,783
Education and Civic Organizations - 19.5% (12.3% of Total Investments)
1,000 Atlantic County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, Stockton University Atlantic City Campus Phase
II, Series 2021A, 4.000%, 7/01/53 - AGM Insured
7/31 at 100.00 AA 927,500
1,760 Camden County Improvement Authority, New Jersey, Lease Revenue
Bonds, Rowan University School of Osteopathic Medicine Project,
Refunding Series 2013A, 5.000%, 12/01/32
12/23 at 100.00 A 1,766,248
715 Camden County Improvement Authority, New Jersey, School Revenue
Bonds, KIPP: Cooper Norcross Academy 2022 Project, Social Series
2022, 6.000%, 6/15/62
12/30 at 100.00 BBB 751,687
Essex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, Institute of Technology
CHF-Newark, LLC-NJIT Student Housing Project, Series
2021A:
2,600 4.000%, 8/01/51 - BAM Insured 8/31 at 100.00 AA 2,405,780
1,000 4.000%, 8/01/56 - BAM Insured 8/31 at 100.00 AA 914,160
1,000 Gloucester County Improvement Authority, New Jersey, Revenue Bonds,
Rowan University Fossil Park & Student Center Projects, Series 2021,
4.000%, 7/01/46 - BAM Insured
7/30 at 100.00 AA 954,300
1,000 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Foundation Academy Charter School, Series 2018A, 5.000%,
7/01/50
1/28 at 100.00 BBB- 961,770
175 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 5.125%,
9/01/52, 144A
9/27 at 100.00 BB 157,988
2,025 New Jersey Economic Development Authority, Revenue Bonds, The
Seeing Eye Inc., Refunding Series 2015, 5.000%, 3/01/25
No Opt. Call A 2,077,589
New Jersey Economic Development Authority, Revenue
Bonds, The Seeing Eye Inc., Refunding Series 2017:
820 3.000%, 6/01/32 12/27 at 100.00 A 775,745
500 5.000%, 6/01/32 12/27 at 100.00 A 526,850
1,000 New Jersey Educational Facilities Authority, Revenue Bonds, Kean
University, Refunding Series 2015H, 4.000%, 7/01/39 - AGM Insured
7/25 at 100.00 AA 985,250
New Jersey Educational Facilities Authority, Revenue Bonds,
Montclair State University, Refunding Series 2015D:
2,395 5.000%, 7/01/31 7/25 at 100.00 A+ 2,470,850
1,600 5.000%, 7/01/33 7/25 at 100.00 A+ 1,648,400
1,000 5.000%, 7/01/34 7/25 at 100.00 A+ 1,029,810
5,950 New Jersey Educational Facilities Authority, Revenue Bonds, Montclair
State University, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 A+ 5,994,863

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

NXJ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 5,280 New Jersey Educational Facilities Authority, Revenue Bonds, Princeton
University, Refunding Series 2021C, 5.000%, 3/01/30
No Opt. Call AAA $ 6,042,749
4,000 New Jersey Educational Facilities Authority, Revenue Bonds, Princeton
University, Tender Option Bond Trust 2015-XF0149, 7.100%, 7/01/44,
144A, (IF) (5)
7/24 at 100.00 AAA 4,113,080
New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F:
330 3.750%, 7/01/37 7/27 at 100.00 BB 257,407
3,830 4.000%, 7/01/42 7/27 at 100.00 BB 2,884,143
3,885 5.000%, 7/01/47 7/27 at 100.00 BB 3,309,981
1,200 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Refunding Series 2015C, 5.000%, 7/01/35
7/25 at 100.00 BBB+ 1,228,572
775 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Refunding Series 2017D, 3.500%, 7/01/44
7/27 at 100.00 BBB+ 636,453
New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2013D:
685 5.000%, 7/01/38 7/23 at 100.00 BBB+ 685,370
1,935 5.000%, 7/01/43 7/23 at 100.00 BBB+ 1,935,929
1,980 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2016C, 3.000%, 7/01/46
7/26 at 100.00 BBB+ 1,444,687
860 New Jersey Educational Facilities Authority, Revenue Bonds, Stevens
Institute of Technology Issue, Green Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 BBB+ 750,857
New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A:
1,060 5.000%, 7/01/37 7/27 at 100.00 BBB+ 1,089,489
2,500 5.000%, 7/01/42 7/27 at 100.00 BBB+ 2,540,475
1,050 4.000%, 7/01/47 7/27 at 100.00 BBB+ 932,410
3,160 5.000%, 7/01/47 7/27 at 100.00 BBB+ 3,196,056
975 New Jersey Educational Facilities Authority, Revenue Bonds, The College
of Saint Elizabeth, Series 2016D, 5.000%, 7/01/46
7/26 at 100.00 BB 869,583
4,560 New Jersey Educational Facilities Authority, Revenue Bonds, William
Paterson University, Series 2015C, 5.000%, 7/01/40
7/25 at 100.00 A3 4,625,938
New Jersey Educational Facilities Authority, Revenue Bonds,
William Paterson University, Series 2017B:
2,000 5.000%, 7/01/42 - AGM Insured 7/27 at 100.00 AA 2,079,920
2,420 5.000%, 7/01/47 - AGM Insured 7/27 at 100.00 AA 2,506,660
585 New Jersey Higher Education Assistance Authority, Student Loan Revenue
Bonds, Tender Option Bond Trust 2015-XF0151, 3.968%, 12/01/27,
(AMT), 144A, (IF)
12/23 at 100.00 Aaa 523,177
1,165 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2021B, 2.500%, 12/01/40,
(AMT)
12/29 at 100.00 AA 966,997
11,925 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2022B, 4.000%, 12/01/41,
(AMT)
12/30 at 100.00 Aa1 11,739,209
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A:
1,200 3.750%, 12/01/30, (AMT) 6/28 at 100.00 Aaa 1,160,568
1,225 4.000%, 12/01/32, (AMT) 6/28 at 100.00 Aaa 1,216,511
955 4.000%, 12/01/33, (AMT) 6/28 at 100.00 Aaa 948,382
1,025 4.000%, 12/01/35, (AMT) 6/28 at 100.00 Aaa 1,018,819
1,375 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Series 2023B, 4.000%, 12/01/44, (AMT)
12/33 at 100.00 AA 1,349,342
1,230 New Jersey Higher Education Student Assistance Authority, Student
Loan Revenue Bonds, Refunding Subordinate Series 2021C, 3.250%,
12/01/51, (AMT)
12/29 at 100.00 BBB 878,097
2,500 New Jersey Higher Education Student Assistance Authority, Student
Loan Revenue Bonds, Refunding Subordinate Series 2022C, 5.000%,
12/01/52, (AMT)
12/30 at 100.00 A2 2,537,500
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2016-1A:
1,935 3.500%, 12/01/32, (AMT) 12/25 at 100.00 Aaa 1,845,274
445 4.000%, 12/01/39, (AMT) 12/25 at 100.00 Aaa 439,593

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 1,615 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2019B, 3.250%, 12/01/39, (AMT)
6/28 at 100.00 Aa1 $ 1,522,622
610 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2020B, 3.500%, 12/01/39, (AMT)
12/28 at 100.00 Aa1 579,213
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Series 2015-1A:
1,930 4.000%, 12/01/28, (AMT) 12/24 at 100.00 Aaa 1,924,442
1,065 4.000%, 12/01/30, (AMT) 12/24 at 100.00 Aaa 1,061,890
6,855 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2017-C, 4.250%, 12/01/47, (AMT)
12/26 at 100.00 Aaa 6,574,973
4,795 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2019C, 3.625%, 12/01/49, (AMT)
6/28 at 100.00 A2 3,844,871
2,315 New Jersey Institute of Technology, New Jersey, General Obligation
Bonds, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 A1 2,351,415
1,000 Passaic County Improvement Authority, New Jersey, Charter School
Revenue Bonds, Paterson Arts & Science Charter School, Series 2023,
5.500%, 7/01/58
7/31 at 100.00 BBB- 1,007,800
Total Education and Civic Organizations 108,969,244
Financials - 0.2% (0.1% of Total Investments)
1,254 New Jersey Economic Development Authority, Revenue Refunding Bonds,
Kapkowski Road Landfill Project, Series 2002, 6.500%, 4/01/28
No Opt. Call Baa2 1,246,525
Total Financials 1,246,525
Health Care - 20.6% (13.0% of Total Investments)
Camden County Improvement Authority, New Jersey, Health
Care Redevelopment Revenue Bonds, Cooper Health
System Obligated Group Issue, Refunding Series 2014A:
175 5.000%, 2/15/25 2/24 at 100.00 A- 175,780
220 5.000%, 2/15/26 2/24 at 100.00 A- 220,970
1,320 5.000%, 2/15/27 2/24 at 100.00 A- 1,326,745
1,385 5.000%, 2/15/28 2/24 at 100.00 A- 1,392,867
1,385 5.000%, 2/15/29 2/24 at 100.00 A- 1,393,435
2,500 5.000%, 2/15/32 2/24 at 100.00 A- 2,514,250
3,040 5.000%, 2/15/33 2/24 at 100.00 A- 3,056,021
1,000 5.000%, 2/15/34 2/24 at 100.00 A- 1,004,890
1,950 5.000%, 2/15/35 2/24 at 100.00 A- 1,957,742
6,100 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Series 2013A, 5.750%, 2/15/42
7/23 at 100.00 A- 6,108,235
New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series
2021:
2,880 2.375%, 7/01/46 7/31 at 100.00 AA- 1,871,078
1,215 3.000%, 7/01/51 7/31 at 100.00 AA- 866,040
225 New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS
Hospital Corporation, Series 2008A, 5.000%, 7/01/27
7/23 at 100.00 AA- 225,104
2,175 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41
1/27 at 100.00 AA- 2,117,906
11,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA- 11,103,730
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hackensack Meridian Health Obligated
Group, Refunding Series 2017A:
700 5.000%, 7/01/28 7/27 at 100.00 AA- 750,134
4,140 5.000%, 7/01/57 7/27 at 100.00 AA- 4,230,335
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hunterdon Medical Center, Refunding
Series 2014A:
875 4.000%, 7/01/45 7/24 at 100.00 A+ 826,044
12,010 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42,
(UB) (5)
7/27 at 100.00 AA- 12,321,299

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

NXJ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 1,450 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Meridian Health System Obligated Group, Refunding Series 2013A,
5.000%, 7/01/32
7/23 at 100.00 AA- $ 1,450,174
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Princeton HealthCare System, Series
2016A:
830 5.000%, 7/01/32 7/26 at 100.00 AA 873,376
1,055 5.000%, 7/01/33 7/26 at 100.00 AA 1,108,087
1,370 5.000%, 7/01/34 7/26 at 100.00 AA 1,435,993
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Robert Wood Johnson University Hospital
Issue, Series 2014A:
4,235 5.000%, 7/01/39 7/24 at 100.00 AA- 4,286,964
5,955 5.000%, 7/01/43 7/24 at 100.00 AA- 6,012,108
3,945 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Robert Wood Johnson University Hospital, Series 2013A, 5.500%,
7/01/43
7/23 at 100.00 AA- 3,947,170
4,155 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A,
5.000%, 7/01/43
7/26 at 100.00 AA- 4,261,991
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, RWJ Barnabas Health Obligated Group,
Series 2021A:
1,690 4.000%, 7/01/45 7/31 at 100.00 AA- 1,630,191
1,000 3.000%, 7/01/51 7/31 at 100.00 AA- 731,630
1,960 4.000%, 7/01/51 7/31 at 100.00 AA- 1,839,578
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Saint Joseph's Healthcare System
Obligated Group Issue, Refunding Series 2016:
1,600 3.000%, 7/01/32 7/26 at 100.00 BBB- 1,406,720
1,135 4.000%, 7/01/34 7/26 at 100.00 BBB- 1,076,071
1,600 5.000%, 7/01/35 7/26 at 100.00 BBB- 1,623,296
2,700 5.000%, 7/01/36 7/26 at 100.00 BBB- 2,725,758
3,095 5.000%, 7/01/41 7/26 at 100.00 BBB- 3,041,178
6,655 4.000%, 7/01/48 7/26 at 100.00 BBB- 5,440,595
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, University Hospital Issue, Refunding
Series 2015A:
5,115 4.125%, 7/01/38 - AGM Insured 7/25 at 100.00 AA 4,977,918
5,410 5.000%, 7/01/46 - AGM Insured 7/25 at 100.00 AA 5,451,765
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Valley Health System Obligated Group,
Series 2019:
2,745 4.000%, 7/01/44 7/29 at 100.00 A+ 2,633,306
8,350 3.000%, 7/01/49 7/29 at 100.00 A+ 5,828,049
Total Health Care 115,244,523
Housing/Multifamily - 4.5% (2.8% of Total Investments)
1,845 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Kean Properties LLC - Kean University Student Housing Project,
Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 B 1,694,946
1,900 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Rowan Properties LLC - Rowan University Student Housing
Project, Series 2015A, 5.000%, 1/01/48
1/25 at 100.00 B1 1,720,526
6,575 New Jersey Economic Development Authority, Revenue Bonds, West
Campus Housing LLC - New Jersey City University Student Housing
Project, Series 2015, 5.000%, 7/01/47
7/25 at 100.00 B 5,494,070
3,431 New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit
Revenue Bonds, Cherry Garden Apartments Project, Series 2021B,
2.375%, 1/01/39
No Opt. Call Aaa 2,646,849
4,320 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2015A, 4.000%, 11/01/45
11/24 at 100.00 AA- 4,017,816

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2017D:
$ 1,125 3.900%, 11/01/32, (AMT) 5/26 at 100.00 AA- $ 1,112,051
1,750 4.250%, 11/01/37, (AMT) 5/26 at 100.00 AA- 1,698,288
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2020A:
1,150 2.300%, 11/01/40 11/29 at 100.00 AA- 830,450
500 2.450%, 11/01/45 11/29 at 100.00 AA- 345,755
1,000 2.550%, 11/01/50 11/29 at 100.00 AA- 665,140
1,000 2.625%, 11/01/56 11/29 at 100.00 AA- 641,070
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2021A:
1,500 2.250%, 11/01/36 11/30 at 100.00 AA- 1,182,015
1,270 2.650%, 11/01/46 11/30 at 100.00 AA- 900,633
1,445 2.700%, 11/01/51 11/30 at 100.00 AA- 974,941
1,310 2.750%, 11/01/56 11/30 at 100.00 AA- 858,915
Total Housing/Multifamily 24,783,465
Housing/Single Family - 11.0% (6.9% of Total Investments)
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A:
5,280 3.600%, 4/01/33 10/27 at 100.00 AA 5,067,797
3,275 3.750%, 10/01/35 10/27 at 100.00 AA 3,136,304
2,840 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018B, 3.800%, 10/01/32, (AMT)
10/27 at 100.00 AA 2,731,370
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2019C:
4,585 3.500%, 10/01/34 4/28 at 100.00 AA 4,380,738
4,835 3.850%, 10/01/39, (UB) (5) 4/28 at 100.00 AA 4,529,380
3,295 3.950%, 10/01/44, (UB) (5) 4/28 at 100.00 AA 3,110,612
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2020E:
4,810 2.050%, 10/01/35 4/29 at 100.00 AA 3,896,292
6,235 2.250%, 10/01/40 4/29 at 100.00 AA 4,515,325
3,210 2.400%, 10/01/45 4/29 at 100.00 AA 2,344,680
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2021H:
5,995 1.900%, 10/01/36 4/30 at 100.00 AA 4,627,421
4,625 2.150%, 10/01/41 4/30 at 100.00 AA 3,210,397
8,070 2.400%, 4/01/52 4/30 at 100.00 AA 5,555,146
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2022I:
4,040 4.500%, 10/01/42 4/31 at 100.00 AA 4,014,225
3,095 4.600%, 10/01/46 4/31 at 100.00 AA 3,045,016
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2023J:
1,000 4.150%, 10/01/38, (UB) (5) 4/32 at 100.00 AA 978,920
2,300 4.500%, 10/01/43, (UB) (5) 4/32 at 100.00 AA 2,319,849
3,850 4.700%, 10/01/48, (UB) (5) 4/32 at 100.00 AA 3,874,447
Total Housing/Single Family 61,337,919
Long-Term Care - 0.7% (0.5% of Total Investments)
1,110 New Jersey Economic Development Authority, Fixed Rate Revenue Bonds,
Lions Gate Project, Series 2014, 5.250%, 1/01/44
1/24 at 100.00 N/R 1,034,609
2,755 New Jersey Economic Development Authority, Revenue Bonds, White
Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40,
144A
1/28 at 102.00 N/R 1,967,235
1,440 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38, 144A
10/26 at 102.00 N/R 1,101,917
Total Long-Term Care 4,103,761

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

NXJ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General - 14.0% (8.8% of Total Investments)
$ 440 Cumberland County Improvement Authority, New Jersey, County General
Obligation Revenue Bonds, Technical High School Project, Series 2018,
3.125%, 1/15/32 - BAM Insured
1/28 at 100.00 AA $ 436,361
2,920 Cumberland County Improvement Authority, New Jersey, Guaranteed
Lease Revenue Bonds, County Correctional Facility Project, Series 2018,
4.000%, 10/01/43 - BAM Insured
10/28 at 100.00 AA 2,845,803
Cumberland County, New Jersey, General Obligation
Bonds, Series 2021:
1,470 2.000%, 5/15/30 5/28 at 100.00 AA- 1,306,301
1,475 2.000%, 5/15/31 5/28 at 100.00 AA- 1,286,642
680 Hamilton Township, Mercer County Board of Education, New Jersey,
General Obligation Bonds, Series 2017, 3.250%, 12/15/38
12/27 at 100.00 AA 612,401
Harrison, New Jersey, General Obligation Bonds, Parking
Utility Series 2018:
1,340 3.125%, 3/01/31 - BAM Insured 3/28 at 100.00 AA 1,323,987
1,110 3.250%, 3/01/32 - BAM Insured 3/28 at 100.00 AA 1,103,251
1,255 3.500%, 3/01/36 - BAM Insured 3/28 at 100.00 AA 1,234,770
1,040 Hudson County Improvement Authority, New Jersey, County Guaranteed
Governmental Loan Revenue Bonds, Guttenberg General Obligation
Bond Project, Series 2018, 5.000%, 8/01/42
8/25 at 100.00 AA 1,064,554
2,000 Hudson County Improvement Authority, New Jersey, County Secured
Lease Revenue Bonds, Hudson County Courthouse Project, Series 2020,
4.000%, 10/01/46
10/30 at 100.00 AA 1,966,780
Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Vocational
Technical Schools Project, Series 2016:
4,235 5.000%, 5/01/46 5/26 at 100.00 AA 4,354,427
9,775 5.250%, 5/01/51 5/26 at 100.00 AA 10,090,635
5,000 Jersey City, New Jersey, General Obligation Bonds, General Improvement
Series 2022A, 3.000%, 2/15/37
2/29 at 100.00 A1 4,450,500
Jersey City, New Jersey, General Obligation Bonds,
Refunding General Improvement Series 2017A:
1,000 5.000%, 11/01/29 11/27 at 100.00 AA- 1,085,780
515 5.000%, 11/01/31 11/27 at 100.00 AA- 559,403
440 5.000%, 11/01/33 11/27 at 100.00 AA- 477,185
Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series
2021A:
2,140 3.000%, 3/01/32 3/31 at 100.00 AAA 2,125,426
2,125 3.000%, 3/01/33 3/31 at 100.00 AAA 2,089,279
1,000 3.000%, 3/01/36 3/31 at 100.00 AAA 937,740
760 Montclair Township, Essex County, New Jersey, General Obligation Bonds,
Refunding Parking Utility Series 2014A, 5.000%, 1/01/37
1/24 at 100.00 AAA 764,408
New Brunswick Parking Authority, Middlesex County, New
Jersey, Guaranteed Parking Revenue Bonds, Refunding
Series 2012:
465 5.000%, 9/01/28 7/23 at 100.00 A+ 465,642
610 5.000%, 9/01/29 7/23 at 100.00 A+ 610,823
300 5.000%, 9/01/31 7/23 at 100.00 A+ 300,408
250 3.625%, 9/01/34 7/23 at 100.00 A+ 250,005
2,190 New Brunswick, New Jersey, General Obligation Bonds, Cultural Center
Project, Series 2017, 4.000%, 9/15/44 - AGM Insured
9/27 at 100.00 AA 2,141,930
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
5,530 4.000%, 6/01/31 No Opt. Call A1 5,893,045
4,145 3.000%, 6/01/32 No Opt. Call A1 3,916,859
3,115 New Jersey State, General Obligation Bonds, Various Purpose Series
2020, 2.250%, 6/01/35
12/27 at 100.00 A1 2,575,980

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Newark Board of Education, Essex County, New Jersey,
General Obligation Bonds, School Energy Savings Series
2021:
$ 750 3.000%, 7/15/38 - BAM Insured 7/31 at 100.00 AA $ 632,130
755 3.000%, 7/15/39 - BAM Insured 7/31 at 100.00 AA 621,969
1,000 3.000%, 7/15/40 - BAM Insured 7/31 at 100.00 AA 806,090
2,400 Newark, Essex County, New Jersey, Mass Transit Access Tax Revenue
Bonds, Mulberry Pedestrian Bridge Redevelopment Project, Series 2022,
6.000%, 11/15/62 - AGM Insured
11/32 at 100.00 AA 2,758,608
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
2,879 4.000%, 7/01/33 7/31 at 103.00 N/R 2,648,795
1,943 4.000%, 7/01/35 7/31 at 103.00 N/R 1,740,559
1,000 Sayreville School District, Middlesex County, New Jersey, General
Obligation Bonds, School Series 2022, 4.000%, 1/15/41 - BAM Insured
1/32 at 100.00 AA 1,002,070
South Orange Village Township, New Jersey, General
Obligation Bonds, Refunding Series 2020:
400 4.000%, 1/15/25 No Opt. Call AA 404,012
500 4.000%, 1/15/26 No Opt. Call AA 509,745
5,015 Union County Utilities Authority, New Jersey, Resource Recovery Facility
Lease Revenue Bonds, Covantan Union Inc. Lessee, Refunding Series
2011B, 5.250%, 12/01/31, (AMT)
7/23 at 100.00 AA+ 5,020,266
2,515 Union County Utilities Authority, New Jersey, Solid Waste System County
Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41
7/23 at 100.00 Aaa 2,516,207
1,500 Union County, New Jersey, General Obligation Bonds, Series 2018,
3.000%, 3/01/27
9/25 at 100.00 Aaa 1,494,690
1,515 Washington Township Board of Education, Mercer County, New Jersey,
General Obligation Bonds, Series 2005, 5.250%, 1/01/27 - AGM Insured
No Opt. Call Aa3 1,619,323
Total Tax Obligation/General 78,044,789
Tax Obligation/Limited - 37.4% (23.6% of Total Investments)
2,630 Bergen County Improvement Authority, New Jersey, County Guaranteed
Revenue Bonds, Bergen New Bridge Medical Center Project, Series
2022, 5.000%, 8/01/47
8/32 at 100.00 Aaa 2,911,121
3,775 Bergen County Improvement Authority, New Jersey, Guaranteed Lease
Revenue Bonds, County Administration Complex Project, Series 2005,
5.000%, 11/15/26
No Opt. Call Aaa 4,034,607
1,000 Bergen County Improvement Authority, New Jersey, Lease Revenue
Bonds, Boro Ridgefield Project, County Guaranteed Series 2020,
4.000%, 10/15/42
10/30 at 100.00 Aaa 1,007,620
3,000 Garden State Preservation Trust, New Jersey, Open Space and Farmland
Preservation Bonds, Series 2003B, 0.000%, 11/01/25 - AGM Insured
No Opt. Call AA 2,756,970
2,230 Garden State Preservation Trust, New Jersey, Open Space and Farmland
Preservation Bonds, Series 2005A, 5.750%, 11/01/28 - AGM Insured
No Opt. Call AA 2,419,684
5,445 New Jersey Economic Development Authority, Lease Revenue Bonds,
State House Project, Series 2017B, 4.500%, 6/15/40
12/28 at 100.00 A2 5,488,887
New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A:
2,400 5.250%, 11/01/47 11/32 at 100.00 A2 2,580,960
1,685 5.000%, 11/01/52 11/32 at 100.00 A2 1,768,003
5,575 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 Baa3 5,327,637
6,000 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series 2017B,
5.000%, 11/01/25
No Opt. Call A2 6,214,740
6,385 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2014UU, 5.000%, 6/15/27
6/24 at 100.00 A2 6,493,290
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Social Series 2021QQQ:
1,300 5.000%, 6/15/31 12/30 at 100.00 A2 1,444,729
1,000 5.000%, 6/15/32 12/30 at 100.00 A2 1,110,240

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

NXJ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1:
$ 1,140 5.000%, 6/15/29 6/26 at 100.00 A+ $ 1,192,109
655 5.000%, 6/15/30 6/26 at 100.00 A+ 684,174
New Jersey Transportation Trust Fund Authority,
Transportation Program Bonds, Series 2022BB:
1,250 3.000%, 6/15/50 12/31 at 100.00 A2 930,825
1,500 4.000%, 6/15/50 12/31 at 100.00 A2 1,392,210
New Jersey Transportation Trust Fund Authority,
Transportation Program Bonds, Series 2022CC:
3,750 5.000%, 6/15/42 12/32 at 100.00 A2 4,005,112
6,000 5.000%, 6/15/44 12/32 at 100.00 A2 6,400,560
1,250 5.000%, 6/15/48 12/32 at 100.00 A2 1,318,763
1,610 5.500%, 6/15/50 12/32 at 100.00 A2 1,756,349
1,000 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023AA, 4.250%, 6/15/44 , (WI/DD)
6/33 at 100.00 A2 982,890
32,965 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30
No Opt. Call A2 24,897,146
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Refunding Series 2006C:
37,600 0.000%, 12/15/32 - AGM Insured No Opt. Call AA 26,682,464
39,090 0.000%, 12/15/33 - AGM Insured No Opt. Call AA 26,677,752
5,160 0.000%, 12/15/34 - AGM Insured No Opt. Call AA 3,381,039
7,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/24
No Opt. Call A2 7,128,800
45 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2013AA, 5.000%, 6/15/36
6/23 at 100.00 A2 45,025
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2018A:
1,150 5.000%, 12/15/35 12/28 at 100.00 A2 1,220,380
440 5.000%, 12/15/36 12/28 at 100.00 A2 464,151
4,950 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 4.000%, 12/15/39
12/29 at 100.00 A2 4,800,510
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019BB:
750 4.000%, 6/15/44 12/28 at 100.00 A2 708,735
6,845 3.500%, 6/15/46 12/28 at 100.00 A2 5,823,041
2,900 4.000%, 6/15/50 12/28 at 100.00 A2 2,688,909
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2020AA:
4,425 5.000%, 6/15/45 12/30 at 100.00 A2 4,646,206
3,435 3.000%, 6/15/50 12/30 at 100.00 A2 2,557,461
1,175 4.000%, 6/15/50 12/30 at 100.00 A2 1,091,222
3,860 Passaic County Improvement Authority, New Jersey, Lease Revenue
Bonds, Preakness Healthcare Center Expansion Project, Refunding
Series 2015, 3.750%, 5/01/36
5/25 at 100.00 AA 3,872,429
4,005 Passaic County Improvement Authority, New Jersey, Lease Revenue
Bonds, Preakness Healthcare Center Expansion Project, Series 2012,
3.500%, 5/01/35
7/23 at 100.00 Aa1 4,005,040
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
472 4.750%, 7/01/53 7/28 at 100.00 N/R 437,662
2,355 5.000%, 7/01/58 7/28 at 100.00 N/R 2,255,949
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
2,874 4.329%, 7/01/40 7/28 at 100.00 N/R 2,669,745
907 4.784%, 7/01/58 7/28 at 100.00 N/R 835,446

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Union County Improvement Authority, New Jersey, General
Obligation Lease Bonds, Juvenile Detention Center
Facility Project, Refunding Series 2015A:
$ 1,420 5.500%, 5/01/28 No Opt. Call Aaa $ 1,588,568
1,425 5.500%, 5/01/29 No Opt. Call Aaa 1,629,259
1,000 5.500%, 5/01/30 No Opt. Call Aaa 1,166,310
1,830 5.500%, 5/01/31 No Opt. Call Aaa 2,174,552
1,915 5.500%, 5/01/32 No Opt. Call Aaa 2,313,320
1,990 5.500%, 5/01/33 No Opt. Call Aaa 2,439,939
2,075 5.500%, 5/01/34 No Opt. Call Aaa 2,579,682
3,975 Union County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, Series 2019-XG0221, 8.488%, 3/01/34, 144A, (IF)
(5)
No Opt. Call AA+ 5,954,550
Total Tax Obligation/Limited 208,956,772
Transportation - 27.9% (17.6% of Total Investments)
Delaware River and Bay Authority, Delaware and New
Jersey, Revenue Bonds, Series 2014A:
1,285 5.000%, 1/01/34 1/24 at 100.00 A1 1,297,323
5,890 4.125%, 1/01/39 1/24 at 100.00 A1 5,895,066
7,800 5.000%, 1/01/44 1/24 at 100.00 A1 7,838,610
1,000 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2019, 4.000%, 1/01/44
1/29 at 100.00 A1 972,960
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds,
Refunding Series 2015:
1,000 4.000%, 7/01/34 - BAM Insured 7/25 at 100.00 AA 1,017,210
2,820 4.000%, 7/01/35 - BAM Insured 7/25 at 100.00 AA 2,865,797
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds,
Refunding Series 2019B:
2,005 5.000%, 7/01/28 No Opt. Call A+ 2,211,836
1,520 5.000%, 7/01/29 No Opt. Call A+ 1,709,255
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds, Series
2017:
2,820 5.000%, 7/01/42 7/27 at 100.00 A+ 2,941,345
10,210 5.000%, 7/01/47 7/27 at 100.00 A+ 10,595,019
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds, Series
2019A:
1,050 5.000%, 7/01/28 No Opt. Call A+ 1,158,318
1,350 5.000%, 7/01/29 No Opt. Call A+ 1,518,088
1,015 5.000%, 7/01/30 7/29 at 100.00 A+ 1,137,724
7,035 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds,  Series 2013, 5.000%, 1/01/40
1/24 at 100.00 A+ 7,084,175
2,325 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/37
1/29 at 100.00 A+ 2,514,627
New Jersey Economic Development Authority, Private
Activity Bonds, The Goethals Bridge Replacement Project,
Series 2013:
6,255 5.375%, 1/01/43, (AMT) 1/24 at 100.00 A- 6,273,577
5,555 5.625%, 1/01/52, (AMT) 1/24 at 100.00 A- 5,576,276
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
1999:
1,040 5.125%, 9/15/23, (AMT) 7/23 at 101.00 BB- 1,040,510
2,800 5.250%, 9/15/29, (AMT) 7/23 at 101.00 BB- 2,807,280
2,250 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%,
11/15/30, (AMT)
3/24 at 101.00 BB- 2,280,893

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

NXJ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
New Jersey Economic Development Authority, Special
Facility Revenue Bonds, Port Newark Container Terminal
LLC Project, Refunding Series 2017:
$ 5,660 5.000%, 10/01/37, (AMT) 10/27 at 100.00 Baa2 $ 5,736,523
7,310 5.000%, 10/01/47, (AMT) 10/27 at 100.00 Baa2 7,238,289
6,570 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2015E,
5.000%, 1/01/45
1/25 at 100.00 AA- 6,675,646
3,065 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%,
1/01/29 - AGM Insured
No Opt. Call AA 3,436,631
1,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2021A,
4.000%, 1/01/42
1/31 at 100.00 AA- 991,810
New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2022A:
1,250 4.000%, 1/01/42 7/32 at 100.00 AA- 1,239,762
2,500 4.000%, 1/01/43 7/32 at 100.00 AA- 2,473,525
7,500 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022B,
5.250%, 1/01/52, (UB) (5)
1/33 at 100.00 AA- 8,248,500
2,750 Passaic County Improvement Authority, New Jersey, Revenue Bonds,
Paterson Parking Deck Facility, Series 2005, 5.000%, 4/15/35 - AGM
Insured
7/23 at 100.00 A1 2,753,905
7,235 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43
12/23 at 100.00 AA- 7,272,694
4,830 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Seventh Series 2013, 4.000%, 1/15/43, (AMT)
7/23 at 100.00 AA- 4,632,694
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019:
8,000 4.000%, 11/01/41, (AMT) 11/29 at 100.00 AA- 7,707,840
4,000 4.000%, 11/01/47, (AMT) 11/29 at 100.00 AA- 3,785,760
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fouteen Series 2019:
4,500 4.000%, 9/01/38, (AMT) 9/29 at 100.00 AA- 4,449,510
2,500 4.000%, 9/01/39, (AMT) 9/29 at 100.00 AA- 2,448,300
2,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Four Series 2022, 5.500%, 8/01/52, (AMT)
8/32 at 100.00 AA- 2,193,400
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Six Series 2022:
6,000 5.000%, 1/15/47, (AMT), (UB) (5) 1/33 at 100.00 AA- 6,280,320
4,660 5.000%, 1/15/52, (AMT), (UB) (5) 1/33 at 100.00 AA- 4,848,916
1,040 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 BBB+ 1,076,514
South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2022A:
2,240 4.625%, 11/01/47 11/32 at 100.00 BBB+ 2,268,358
1,000 5.250%, 11/01/52 - BAM Insured 11/32 at 100.00 AA 1,086,910
Total Transportation 155,581,696
U.S. Guaranteed - 11.9% (7.5% of Total Investments) (6)
2,225 Cumberland County Improvement Authority, New Jersey, County General
Obligation Revenue Bonds, Technical High School Project, Series 2014,
5.000%, 9/01/39, (Pre-refunded 9/01/24) - AGM Insured
9/24 at 100.00 AA 2,272,637
5,000 New Jersey Economic Development Authority, Revenue Bonds, United
Methodist Homes of New Jersey Obligated Group Issue, Refunding
Series 2013, 5.000%, 7/01/34, (Pre-refunded 7/01/23)
7/23 at 100.00 N/R 5,005,100
1,410 New Jersey Economic Development Authority, Revenue Bonds, United
Methodist Homes of New Jersey Obligated Group Issue, Refunding
Series 2014A, 5.000%, 7/01/29, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R 1,433,603
2,455 New Jersey Economic Development Authority, Rutgers University General
Obligation Lease Revenue Bonds, Tender Option Bond 2016-XF2357,
Formerly Tender Option Bond Trust 3359, 18.143%, 6/15/46, (Pre-
refunded 6/15/23), 144A, (IF) (5)
6/23 at 100.00 Aa3 2,460,401

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (6) (continued)
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2015WW:
$ 660 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 N/R $ 687,601
11,455 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 A2 11,934,048
5,020 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2014PP,
5.000%, 6/15/26, (Pre-refunded 6/15/24)
6/24 at 100.00 A2 5,105,139
New Jersey Education Facilities Authority Revenue Bonds,
The College of New Jersey Issue, Series 2013A:
2,475 5.000%, 7/01/38, (Pre-refunded 7/01/23) 7/23 at 100.00 A2 2,477,945
3,250 5.000%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 A2 3,253,868
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hunterdon Medical Center, Refunding
Series 2014A:
2,055 5.000%, 7/01/45, (Pre-refunded 7/01/24) 7/24 at 100.00 A- 2,089,401
4,165 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Kennedy Health System Obligated Group Issue, Refunding Series 2012,
3.750%, 7/01/27, (ETM)
No Opt. Call N/R 4,194,072
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Palisades Medical Center Obligated
Group Issue, Refunding Series 2013:
2,570 5.250%, 7/01/31, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 2,573,547
555 5.250%, 7/01/31, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 555,677
1,285 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 1,287,030
275 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 275,391
2,345 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Luke's Warren Hospital Obligated Group, Series 2013, 4.000%,
8/15/37, (Pre-refunded 8/15/23)
8/23 at 100.00 A- 2,347,228
15,840 North Hudson Sewerage Authority, New Jersey, Sewerage Revenue
Refunding Bonds, Series 2001A, 0.000%, 8/01/23 - NPFG Insured, (ETM)
No Opt. Call Baa2 15,745,910
405 Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Chambers Project, Refunding Series 2014A,
5.000%, 12/01/23, (AMT), (ETM)
No Opt. Call N/R 405,130
Sparta Township Board of Education, Sussex County, New
Jersey, General Obligation Bonds, Refunding Series 2015:
1,000 5.000%, 2/15/34, (Pre-refunded 2/15/25) 2/25 at 100.00 AA 1,030,130
1,395 5.000%, 2/15/35, (Pre-refunded 2/15/25) 2/25 at 100.00 AA 1,437,031
Total U.S. Guaranteed 66,570,889
Utilities - 5.0% (3.2% of Total Investments)
New Jersey Economic Development Authority, Energy
Facilities Revenue Bonds, UMM Energy Partners, LLC
Project, Series 2012A:
1,000 4.750%, 6/15/32, (AMT) 7/23 at 100.00 Baa2 1,000,240
1,225 5.125%, 6/15/43, (AMT) 7/23 at 100.00 Baa2 1,225,098
1,950 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011A, 2.750%, 8/01/39
8/24 at 100.00 A1 1,587,846
2,355 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, Middlesex Water Company, Series 2019, 4.000%, 8/01/59, (AMT)
8/29 at 100.00 A+ 2,041,903
5,220 New Jersey Infrastructure Bank, Environmental Infrastructure Bonds,
Green Series 2021A-1, 3.000%, 9/01/34
9/30 at 100.00 AAA 5,025,972
2,700 Passaic County Utilities Authority, New Jersey, Solid Waste Disposal
Revenue Bonds, Refunding Series 2018, 5.000%, 3/01/37
No Opt. Call AA 3,075,192
1,500 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 1,524,960
1,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 N/R 853,680

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

NXJ
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 13,000 Salem County Pollution Control Financing Authority, New Jersey, Revenue
Bonds, Atlantic City Electric Company Project, Refunding Series 2020,
2.250%, 6/01/29
No Opt. Call A $ 11,715,990
Total Utilities 28,050,881
Total Municipal Bonds
(cost $908,648,488) 885,687,716
Total Long-Term Investments
(cost $908,648,488) 885,687,716
Floating Rate Obligations - (6.3)%   (34,975,000)
VRDP Shares, Net - (56.0)% (7) (312,696,556)
Other Assets & Liabilities, Net - 3.7% 20,528,525
Net Assets Applicable to Common Shares - 100% $ 558,544,685
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 885,687,716 $ – $ 885,687,716
Total
$ – $ 885,687,716 $ – $ 885,687,716
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) VRDP Shares, Net as a percentage of Total Investments is 35.3%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity

IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.